UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21365

Seligman La Salle Real Estate Fund Series, Inc.

Seligman LaSalle Monthly Dividend Real Estate Fund

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	12/31

Date of reporting period:	6/30/06

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Seligman LaSalle Monthly Dividend Real Estate Fund

Mid-Year Report
June 30, 2006

Seeking a High Level of Current Income and, Secondly, Capital Appreciation

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies. The result is a high aptitude for picking promising stocks and employing rigorous investment processes designed to offer solid long-term results.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Performance Overview	2
Portfolio Overview	4
Understanding and Comparing Your Fund’s Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Notes to Financial Statements	13
Financial Highlights	21
Board of Directors and Executive Officers	27
Additional Fund Information	28

To The Shareholders

We are pleased to present your mid-year report for Seligman LaSalle Monthly Dividend Real Estate Fund. The Fund’s investment results, portfolio of investments, and financial statements follow this letter.

For the six months ended June 30, 2006, Seligman LaSalle Monthly Dividend Real Estate Fund delivered a total return of 13.54%, based on the net asset value of Class A shares. During the same period, the Fund’s peers, as measured by the Lipper Real Estate Funds Average, posted a total return of 12.57%, and the Fund’s benchmark, the FTSE NAREIT Equity REIT Index, returned 12.92%. The broad equity market, measured by the S&P 500 Index, returned 2.71% for the same period.

We thank you for your continued support of Seligman LaSalle Monthly Dividend Real Estate Fund and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 18, 2006

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017	Seligman Data Corp. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP Subadviser LaSalle Investment Management (Securities), L.P.	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Performance Overview

This section of the report is intended to help you understand the performance of Seligman LaSalle Monthly Dividend Real Estate Fund and to provide a summary of the Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Fund as of the most recent month-end will be made available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or reimburse the Fund’s “Other Expenses” (i.e. those other than the management fees, 12b-1 fees, and extraordinary expenses) to the extent that they exceed 0.45% per annum of the Fund’s average daily net assets. Such an undertaking will remain in effect until at least April 30, 2007. Substantially similar arrangements have been in place since the Fund’s inception. Absent such waivers/reimbursements, the Fund’s returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC, charged on redemptions made within 18 months of purchase. Returns for Class D and Class R shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. Returns for Class I shares are calculated without any sales charges.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Fund’s prospectus or statement of additional information.

Performance Overview

Investment Results

Total Returns
For Periods Ended June 30, 2006

		Average Annual
	Six Months*	One Year	Class A, B, C, D and R Since Inception 7/16/03	Class I Since Inception 11/24/03
Class A
With Sales Charge	8.20%	9.07%	18.23%	n/a
Without Sales Charge	13.54	14.49	20.21	n/a
Class B
With CDSC†	8.14	8.66	18.63	n/a
Without CDSC	13.14	13.66	19.35	n/a
Class C
With Sales Charge and CDSC††	11.00	11.60	18.96	n/a
Without Sales Charge and CDSC	13.14	13.78	19.35	n/a
Class D
With 1% CDSC	12.14	12.66	n/a	n/a
Without CDSC	13.14	13.66	19.35	n/a
Class I	13.80	14.89	n/a	19.44%
Class R
With 1% CDSC	12.53	13.33	n/a	n/a
Without CDSC	13.53	14.33	19.94	n/a
Benchmarks
Lipper Real Estate Funds Average**	12.57	19.07	24.92	23.96
FTSE NAREIT Equity REIT Index**	12.92	19.06	25.11	24.12
S&P 500 Index**	2.71	8.62	10.60	9.46

Net Asset Value Per Share

	Class A	Class B	Class C	Class D	Class I	Class R
6/30/06	$9.68	$9.67	$9.67	$9.67	$9.69	$9.68
12/31/05	8.70	8.69	8.69	8.69	8.70	8.69
6/30/05	9.46	9.45	9.44	9.45	9.46	9.45

*	Returns for periods less than one year are not annualized.

**	The Lipper Real Estate Funds Average (Lipper Average), the FTSE NAREIT Equity REIT Index (NAREIT Index) and the Standard & Poor’s 500 Composite Stock Index (S&P 500) are unmanaged benchmarks that assume reinvestment of all distributions. The Lipper Average is an average of all funds that invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The NAREIT Index is a commonly used index measuring the performance of all publicly-traded real estate trusts that are Equity REITs as determined by the National Association of Real Estate Investment Trusts. The S&P 500 measures the performance of 500 of the largest US public companies based on market capitalization. The Lipper Average excludes the effect of taxes and sales charges. The NAREIT Index and the S&P 500 exclude the effect of taxes, fees and sales charges. An investor cannot invest directly in an average or an index.

†	The CDSC is 5% for periods of one year or less and 3% for the period since inception.

††	The CDSC is 1% for periods up to 18 months.

Portfolio Overview

Diversification of Net Assets

June 30, 2006

				Percent of Net Assets
	Issues	Cost	Value	June 30, 2006	December 31, 2005
Common Stocks:
Apartments	6	$10,332,259	$13,841,108	16.0	14.1
Commercial Finance	1	1,161,873	1,151,300	1.3	1.3
Diversified	3	5,948,291	6,361,836	7.4	8.5
Freestanding	—	—	—	—	0.8
Health Care	4	8,223,043	8,305,055	9.6	9.3
Industrial	2	2,035,625	2,620,292	3.0	3.1
Lodging/Resorts	3	5,942,622	6,703,694	7.8	7.1
Manufactured Homes	1	2,206,611	1,997,505	2.3	2.4
Office	7	15,187,479	18,545,289	21.4	21.8
Office/Industrial	1	2,944,046	3,254,082	3.8	3.8
Regional Malls	2	7,964,302	10,209,775	11.8	12.1
Self Storage	3	3,502,438	4,147,721	4.8	4.8
Shopping Centers	2	5,733,530	6,001,003	6.9	9.2
Specialty	1	3,020,698	3,135,202	3.6	—
	36	74,202,817	86,273,862	99.7	98.3
Short-Term Holding and Other Assets Less Liabilities	1	271,528	271,528	0.3	1.7
Net Assets	37	$74,474,345	$86,545,390	100.0	100.0

Largest Portfolio Holdings†

June 30, 2006

Security	Value	Percent of Net Assets
Simon Properties Group	$6,580,543	7.6
Home Properties	5,368,095	6.2
New Plan Excel Realty Trust	3,658,046	4.2
Glimcher Realty	3,629,232	4.2
Hospitality Properties Trust	3,346,967	3.9
Highwoods Properties	3,335,253	3.9
Duke Realty	3,254,082	3.8
Entertainment Properties Trust	3,135,202	3.6
Spirit Finance	3,123,186	3.6
Brandywine Realty Trust	3,119,300	3.6

There can be no assurance that the securities presented have remained or will remain in the Fund’s portfolio. Information regarding the Fund’s portfolio holdings should not be construed as a recommendation to buy or sell any security or as an indication that any security is suitable for a particular investor.

†	Excludes short-term holdings.

Portfolio Overview

Largest Portfolio Changes

During Past Six Months

Largest Purchases
Entertainment Properties Trust*
Brandywine Realty Trust
Winston Hotels
Glimcher Realty
Parkway Properties
United Dominion Realty Trust
Hospitality Properties Trust
Senior Housing Properties Trust
Spirit Finance
Nationwide Health Properties

Largest Sales
CarrAmerica Realty**
Eagle Hospitality Properties**
Heritage Properties Investment Trust
Town & Country**
Colonial Properties Trust**
Prentiss Properties**
Pennsylvania Real Estate Investment Trust**
The Mills Corp.**
Agree Realty**
Health Care REIT**

Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.

*	Position added during the period.

**	Position eliminated during the period.

Largest Sectors

June 30, 2006

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of the Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2006, and held for the entire six-month period ended June 30, 2006.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the Fund’s share class that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each class and an assumed rate of return of 5% per year before expenses, which is not the actual return of any class of the Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 1/1/06	Annualized Expense Ratio*	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06	Ending Account Value 6/30/06	Expenses Paid During Period** 1/1/06 to 6/30/06
Class A	$1,000.00	1.60%	$1,135.40	$8.45	$1,016.86	$7.98
Class B	1,000.00	2.35	1,131.40	12.38	1,013.14	11.70
Class C	1,000.00	2.35	1,131.40	12.38	1,013.14	11.70
Class D	1,000.00	2.35	1,131.40	12.38	1,013.14	11.70
Class I	1,000.00	1.35	1,138.00	7.14	1,018.10	6.74
Class R	1,000.00	1.85	1,135.30	9.77	1,015.62	9.22

*	Expenses of Class B, Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Fund’s prospectus for a description of each share class and its fees, expenses and sales charges. For the period, the Manager has waived a portion of its management fee and/or reimbursed certain expenses of the Fund. Absent such waivers and expense reimbursements, the expense ratios and expenses paid by a shareholder for the period would have been higher.

**	Expenses are equal to the annualized expense ratio based on actual expenses for the period January 1, 2006 to June 30, 2006, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolio of Investments  (unaudited)
June 30, 2006

	Shares	Value
Common Stocks 99.7%
Apartments 16.0%
American Campus Communities	68,975	$1,714,029
Archstone-Smith Trust	29,558	1,503,615
BRE Properties	30,832	1,695,760
Home Properties	96,705	5,368,095
Post Properties	17,720	803,425
United Dominion Realty Trust	98,400	2,756,184
		13,841,108
Commercial Finance 1.3%
Newcastle Investment	45,470	1,151,300
Diversified 7.4%
Colonial Properties Trust	27,133	1,340,370
Crescent Real Estate Equities	102,278	1,898,280
Spirit Finance	277,370	3,123,186
		6,361,836
Health Care 9.6%
Cogdell Spencer	72,990	1,424,035
Healthcare Realty Trust	85,296	2,716,678
Nationwide Health Properties	95,094	2,140,566
Senior Housing Properties Trust	112,997	2,023,776
		8,305,055
Industrial 3.0%
EastGroup Properties	27,368	1,277,538
First Potomac Realty Trust	45,074	1,342,754
		2,620,292
Lodging/Resorts 7.8%
Highland Hospitality	125,375	1,765,280
Hospitality Properties Trust	76,206	3,346,967
Winston Hotels	129,914	1,591,447
		6,703,694
Manufactured Homes 2.3%
Sun Communities	61,405	1,997,505

See Notes to Financial Statements.

Portfolio of Investments  (unaudited)
June 30, 2006

	Shares or Principal Amount		Value
Office 21.4%
Brandywine Realty Trust	96,963	shs.	$3,119,300
Equity Office Properties Trust	69,676		2,543,871
Highwoods Properties	92,185		3,335,253
HRPT Properties	139,816		1,616,273
Maguire Properties	83,032		2,920,235
Parkway Properties	62,056		2,823,548
Reckson Associates Realty	52,847		2,186,809
			18,545,289
Office/Industrial 3.8%
Duke Realty	92,577		3,254,082
Regional Malls 11.8%
Glimcher Realty	146,281		3,629,232
Simon Properties Group	79,341		6,580,543
			10,209,775
Self Storage 4.8%
Extra Space Storage	51,746		840,355
Sovran Self Storage	23,495		1,193,311
U-Store-It Trust	112,092		2,114,055
			4,147,721
Shopping Centers 6.9%
Heritage Properties Investment Trust	67,095		2,342,957
New Plan Excel Realty Trust	148,159		3,658,046
			6,001,003
Specialty 3.6%
Entertainment Properties Trust	72,827		3,135,202

Total Common Stocks (Cost $74,202,817)			86,273,862

Repurchase Agreements 0.5%
State Street Bank 4.15%, dated 6/30/2006, maturing 7/3/2006, in the amount of $406,140, collateralized by: $410,000 US Treasury Notes 6.5%, 10/15/2006, with a fair market value of $417,175 (Cost $406,000)	$406,000		406,000

Total Investments (Cost $74,608,817) 100.2%			86,679,862

Other Assets Less Liabilities (0.2)%			(134,472)

Net Assets 100.0%			$86,545,390

See Notes to Financial Statements.

Statement of Assets and Liabilities  (unaudited)
June 30, 2006

Assets:
Investments, at value:
Common stocks (Cost $74,202,817)	$86,273,862
Repurchase agreement (Cost $406,000)	406,000
Total investments (Cost $74,608,817)	86,679,862
Cash	4,721
Receivable for dividends and interest	364,315
Receivable for Capital Stock sold	200,443
Receivable for securities sold	51,828
Receivable from the Manager (Note 4)	13,599
Expenses prepaid to shareholder service agent	9,981
Receivable from the associated companies	2,618
Other	43,256
Total Assets	87,370,623

Liabilities:
Payable for Capital Stock repurchased	396,519
Payable for securities purchased	264,199
Management fee payable	61,720
Distribution and service (12b-1) fees payable	44,860
Accrued expenses and other	57,935
Total Liabilities	825,233
Net Assets	$86,545,390

Composition of Net Assets:
Capital Stock, at $0.001 par value; (1,000,000,000 shares authorized; 8,946,992 shares outstanding)
Class A	$3,896
Class B	1,318
Class C	2,612
Class D	884
Class I	121
Class R	116
Additional paid-in capital	71,174,489
Dividends in excess of net investment income	(30,334)
Accumulated net realized gain	3,321,243
Net unrealized appreciation of investments	12,071,045
Net Assets	$86,545,390

Net Asset Value Per Share:
Class A ($37,712,158 ÷ 3,895,805 shares)	$9.68
Class B ($12,749,191 ÷ 1,318,478 shares)	$9.67
Class C ($25,250,067 ÷ 2,612,324 shares)	$9.67
Class D ($8,543,485 ÷ 883,820 shares)	$9.67
Class I ($1,171,008 ÷ 120,876 shares)	$9.69
Class R ($1,119,481 ÷ 115,689 shares)	$9.68

See Notes to Financial Statements.

Statement of Operations  (unaudited)
For the Six Months Ended June 30, 2006

Investment Income:
Dividends	$2,382,379
Interest	11,567
Total Investment Income	2,393,946

Expenses:
Management fee	383,113
Distribution and service (12b-1) fees	278,544
Shareholder account services	128,971
Registration	48,297
Auditing and legal fees	24,839
Custody and related services	13,956
Shareholder reports and communications	13,922
Director’s fees and expenses	3,447
Miscellaneous	7,017
Total Expenses Before Reimbursement	902,106
Reimbursement of expenses	(49,277)
Total Expenses After Reimbursement	852,829
Net Investment Income	1,541,117

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	2,942,787
Net change in unrealized appreciation of investments	6,136,561
Net Gain on Investments	9,079,348
Increase in Net Assets from Operations	$10,620,465

See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Operations:
Net investment income	$1,541,117	$949,931
Capital gain distributions from investments	—	1,459,742
Net realized gain on investments	2,942,787	7,555,987
Net change in unrealized appreciation of investments	6,136,561	(5,911,934)
Increase in Net Asset from Operations	10,620,465	4,053,726
Distributions to Shareholders:
Net investment income:
Class A	(745,192)	(555,186)
Class B	(216,883)	(105,229)
Class C	(407,448)	(202,610)
Class D	(131,245)	(60,540)
Class I	(21,719)	(17,885)
Class R	(18,630)	(8,481)
	(1,541,117)	(949,931)
Dividends in excess of net investment income:
Class A	(14,668)	(46,915)
Class B	(4,269)	(8,892)
Class C	(8,020)	(17,121)
Class D	(2,583)	(5,116)
Class I	(427)	(1,511)
Class R	(367)	(717)
	(30,334)	(80,272)
Net realized short-term gain on investments:
Class A	—	(656,819)
Class B	—	(256,468)
Class C	—	(524,448)
Class D	—	(151,491)
Class I	—	(21,263)
Class R	—	(10,865)
	—	(1,621,354)

(Continued on page 12.)

Statements of Changes in Net Assets
(unaudited) (continued)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
Net realized long-term gain on investments:
Class A	$—	$(2,811,459)
Class B	—	(1,082,778)
Class C	—	(1,906,121)
Class D	—	(591,070)
Class I	—	(69,219)
Class R	—	(55,127)
	—	(6,515,774)
Decrease in Net Assets from Distributions	(1,571,451)	(9,167,331)
Capital Share Transactions:
Net proceeds from sales of shares	6,187,838	18,440,865
Investment of dividends	1,071,745	2,331,012
Exchanged from associated funds	1,696,899	7,561,580
Investment of gain distributions	—	4,302,109
Total	8,956,482	32,635,566
Cost of shares repurchased	(10,754,142)	(29,102,775)
Exchanged into associated funds	(1,929,198)	(6,573,333)
Total	(12,683,340)	(35,676,108)
Decrease in Net Assets from Capital Share Transactions	(3,726,858)	(3,040,542)
Increase (Decrease) in Net Assets	5,322,156	(8,154,147)
Net Assets:
Beginning of period	81,223,234	89,377,381
End of period (net of dividends in excess of net investment income of $(30,334) and $0, respectively)	$86,545,390	$81,223,234

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1. Organization — Seligman LaSalle Monthly Dividend Real Estate Fund (the “Fund”) was incorporated in Maryland on May 30, 2003, as an open-ended management investment company. The Fund had no operations prior to July 16, 2003 (commencement of operations) other than those relating to organizational matters and, on July 2, 2003, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 8,406 Class A shares of Capital Stock for $60,019 and 1,400 shares for each of Class B, Class C, Class D and Class R shares, each at a cost of $9,996. On November 21, 2003, the Distributor sold its shares of Class B, Class C and Class D and purchased 4,264 Class I shares at a cost of $32,448.

2. Multiple Classes of Shares — The Fund offers six classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of Mutual Funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on shares purchased within 18 months prior to plan termination.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares primarily are sold with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Class I shares are offered to certain institutional clients and other investors, as described in the Fund’s prospectus. Class I shares are sold without any sales charges and are not subject to distribution and service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3. Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in

Notes to Financial Statements  (unaudited)

the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

b. Federal Taxes — There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c. Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex-dividend dates. Distributions received from the Fund’s investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the year. The annual financial statements will reflect any such recharacterizations.

d. Repurchase Agreements — The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

e. Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2006, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

f. Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

4. Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.90% per annum of the Fund’s average daily net assets. LaSalle Investment Management (Securities), L.P. (the “Subadviser”) subadvises the Fund and is responsible for furnishing investment advice, research,

Notes to Financial Statements  (unaudited)

and assistance with respect to the Fund’s investments. Under the subadvisory agreement, the Manager pays the Subadviser 0.45% per annum of the Fund’s average daily net assets. Effective May 1, 2005, the Manager contractually agreed to waive its fees and reimburse the Fund’s “other expenses” (those expenses other than management fees, 12b-1 fees and extraordinary expenses) that exceed 0.45% per annum of the average daily net assets of the Fund, through at least April 30, 2007. Prior to May 1, 2005, this agreement was voluntary. The amounts of these reimbursements for the six months ended June 30, 2006 are disclosed in the Statement of Operations.

For the six months ended June 30, 2006, Seligman Advisors, Inc., agent for the distribution of the Fund’s shares and an affiliate of the Manager, received commissions and concessions of $6,343 from sales of Class A and Class C shares. Commissions of $37,095 and $2,083 were paid to dealers for sales of Class A and Class C shares, respectively.

The Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Fund pursuant to the Plan. For the six months ended June 30, 2006, fees incurred under the Plan aggregated $46,525, or 0.25% per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class B shares, Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B, Class C, Class D, and Class R shares for which the organizations are responsible; and, for Class C and Class D shares, fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2006, amounted to $35.

For the six months ended June 30, 2006, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B, Class C, and Class D shares, amounted to $65,737, $123,870, and $39,925. Fees incurred in respect of Class R shares were $2,487, equivalent to 0.50% per annum of average daily net assets.

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended June 30, 2006, such charges amounted to $4,847. The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchasers.

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended June 30, 2006, the Distributor and Seligman Services, Inc. received distribution and service fees of $1,661.

For the six months ended June 30, 2006, Seligman Data Corp., which is owned by certain associated investment companies, charged the Fund at cost $128,971 for shareholder account services in accordance with a methodology approved by the Fund’s directors. Class I shares receive more limited shareholder services than

Notes to Financial Statements  (unaudited)

the Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

Costs of Seligman Data Corp. directly attributable to the Retail Classes of the Fund were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

The Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Fund to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Fund’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of June 30, 2006, the Fund’s potential obligation under the Guaranties is $25,900. As of June 30, 2006, no event has occurred which would result in the Fund becoming liable to make any payment under a Guaranty. A portion of rent paid by Seligman Data Corp. is charged to the Fund as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

5. Committed Line of Credit — The Fund is a participant in a joint $400 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors of the Fund have currently limited the Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. The Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2007, but is renewable annually with the consent of the participating banks. For the six months ended June 30, 2006, the Fund did not borrow from the credit facility.

6. Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 2006, aggregated $15,691,878 and $18,330,851, respectively.

7. Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended June 30, 2006, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2006, the cost of investments for federal income tax purposes was $74,686,483. The tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales in the amount of $77,666.

Notes to Financial Statements  (unaudited)

At June 30, 2006, the tax basis components of accumulated earnings were as follows:

Gross unrealized appreciation of portfolio securities	$13,313,355
Gross unrealized depreciation of portfolio securities	(1,319,976)
Net unrealized appreciation of portfolio securities	11,993,379
Undistributed ordinary income	735,309
Current period net realized gains	2,663,600
Total accumulated earnings	$15,392,288

The tax character of distributions paid during the periods ended June 30, 2006 and December 31, 2005 were as described below. The difference between the reporting of distributions for financial reporting purposes compared to federal income tax purposes is primarily due to capital gain distributions reported to the Fund by the underlying REIT investments after the end of the year.

	Six Months Ended 6/30/06	Year Ended 12/31/05
Ordinary income (including short-term capital gain)	$1,571,451	$2,651,557
Net realized gains	—	6,515,774
Total	$1,571,451	$9,167,331

8. Capital Share Transactions — The Fund has authorized 1,000,000,000 shares of $0.001 par value Capital Stock. Transactions in shares of Capital Stock were as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	314,156	$2,934,590	927,959	$8,308,846
Investment of dividends	51,632	481,660	113,089	1,020,669
Exchanged from associated funds	96,151	895,094	545,815	4,847,616
Investment of gain distributions	—	—	201,193	1,745,682
Converted from Class B*	52,501	486,953	43,855	396,587
Total	514,440	4,798,297	1,831,911	16,319,400
Cost of shares repurchased	(613,677)	(5,745,174)	(1,208,247)	(10,953,870)
Exchanged into associated funds	(100,266)	(930,099)	(244,267)	(2,232,930)
Total	(713,943)	(6,675,273)	(1,452,514)	(13,186,800)
Increase (decrease)	(199,503)	$(1,876,976)	379,397	$3,132,600

See footnote on page 19.

Notes to Financial Statements  (unaudited)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class B	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	29,600	$282,876	174,011	$1,547,659
Investment of dividends	16,470	153,329	38,480	346,760
Exchanged from associated funds	31,651	297,901	191,712	1,730,632
Investment of gain distributions	—	—	84,012	727,460
Total	77,721	734,106	488,215	4,352,511
Cost of shares repurchased	(139,984)	(1,312,685)	(293,670)	(2,662,707)
Exchanged into associated funds	(80,910)	(743,928)	(123,800)	(1,091,423)
Converted to Class A*	(52,558)	(486,953)	(43,895)	(396,587)
Total	(273,452)	(2,543,566)	(461,365)	(4,150,717)
Increase (decrease)	(195,731)	$(1,809,460)	26,850	$201,794

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	90,438	$849,171	532,774	$4,816,971
Investment of dividends	31,489	293,418	75,585	680,421
Exchanged from associated funds	23,721	222,268	62,949	576,227
Investment of gain distributions	—	—	152,651	1,323,485
Total	145,648	1,364,857	823,959	7,397,104
Cost of shares repurchased	(226,708)	(2,120,998)	(1,217,612)	(10,915,501)
Exchanged into associated funds	(9,793)	(90,493)	(352,225)	(3,040,720)
Total	(236,501)	(2,211,491)	(1,569,837)	(13,956,221)
Decrease	(90,853)	$(846,634)	(745,878)	$(6,559,117)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	156,927	$1,456,021	266,013	$2,372,372
Investment of dividends	11,003	102,184	23,001	206,898
Exchanged from associated funds	30,114	281,636	43,735	407,105
Investment of gain distributions	—	—	46,019	397,125
Total	198,044	1,839,841	378,768	3,383,500
Cost of shares repurchased	(142,324)	(1,331,105)	(398,943)	(3,559,719)
Exchanged into associated funds	(17,497)	(164,678)	(23,528)	(208,260)
Total	(159,821)	(1,495,783)	(422,471)	(3,767,979)
Increase (decrease)	38,223	$344,058	(43,703)	$(384,479)

Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	33,969	$316,125	42,653	$385,226
Investment of dividends	2,371	22,147	5,464	49,445
Investment of gain distributions	—	—	6,963	60,435
Total	36,340	338,272	55,080	495,106
Cost of shares repurchased	(14,796)	(137,911)	(71,863)	(659,927)
Increase (decrease)	21,544	$200,361	(16,783)	$(164,821)

See footnote on page 19.

Notes to Financial Statements  (unaudited)

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	37,474	$349,055	115,026	$1,009,791
Investment of dividends	2,045	19,007	2,966	26,819
Investment of gain distributions	—	—	5,556	47,922
Total	39,519	368,062	123,548	1,084,532
Cost of shares repurchased	(11,268)	(106,269)	(38,445)	(351,051)
Increase	28,251	$261,793	85,103	$733,481

*	Automatic conversion of Class B to Class A shares approximately eight years after the initial purchase date.

9. Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of all Seligman registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three mutual funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was Seligman LaSalle Monthly Dividend Real Estate Fund).

Since February 2004, the Manager has been in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor (together, “Seligman”).

Seligman believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas seek various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager has objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. Seligman believes that the Attorney General’s inquiry is

Notes to Financial Statements  (unaudited)

improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intends to file an action at some time in the future alleging, in substance, that the Manager permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading. Seligman believes any such action would be without merit.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties, injunctions regarding Seligman, restitution to mutual fund shareholders or changes in procedures. Any penalties or restitution will be paid by Seligman and not by the Seligman Funds.

Seligman does not believe that the foregoing possible actions or any threatened legal actions should have a material adverse impact on the Manager, the Distributor or the Seligman Funds; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds or other adverse consequences.

10. Recently Issued Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 provides guidance for how uncertain tax positions, if any, should be recognized, measured, presented and disclosed in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

Financial Highlights  (unaudited)

The tables below are intended to help you understand each class’s financial performance from its inception. Certain information reflects financial results for a single share of a class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned or lost on an investment in each class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Class A
Six Months Ended June 30, 2006	Year Ended December 31,	July 16, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.70	$9.26	$8.04	$7.14
Income from Investment Operations:
Net investment income	0.19	0.14	0.21	0.10
Net realized and unrealized gain on investments	0.98	0.33	1.71	0.98
Total from Investment Operations	1.17	0.47	1.92	1.08
Less Distributions:
Distributions from net investment income	(0.19)	(0.14)	(0.21)	(0.09)
Distributions in excess of net investment income	—	(0.02)	(0.13)	(0.07)
Return of capital	—	—	(0.05)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.19)	(1.03)	(0.70)	(0.18)
Net Asset Value, End of Period	$9.68	$8.70	$9.26	$8.04

Total Return	13.54%	5.34%	24.95%	15.36%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$37,71	2	$35,61	9	$34,40	1	$15,34	8
Ratio of expenses to average net assets	1.60	%†	1.60%	1.60%	1.59	%†
Ratio of net investment income to average net assets	4.02	%†	1.51%	2.43%	2.86	%†
Portfolio turnover rate	18.38%	41.09%	29.03%	19.40%
Without expense reimbursement:ø
Ratio of expenses to average net assets	1.71	%†	1.78%	1.79%	2.96	%†
Ratio of net investment income to average net assets	3.91	%†	1.33%	2.23%	1.50	%†

See footnotes on page 26.

Financial Highlights  (unaudited)

Class B
Six Months Ended June 30, 2006	Year Ended December 31,	July 16, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.69	$9.25	$8.04	$7.14
Income from Investment Operations:
Net investment income	0.15	0.07	0.14	0.07
Net realized and unrealized gain on investments	0.99	0.34	1.71	0.99
Total from Investment Operations	1.14	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.15)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	(0.01)	(0.03)	(0.15)	(0.07)
Return of capital	—	—	(0.04)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.16)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.67	$8.69	$9.25	$8.04

Total Return	13.54%	4.58%	24.01%	15.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,74	9	$13,15	6	$13,75	9	$6,43	2
Ratio of expenses to average net assets	2.35	%†	2.35%	2.35%	2.34	%†
Ratio of net investment income to average net assets	3.27	%†	0.76%	1.68%	2.11	%†
Portfolio turnover rate	18.38%	41.09%	29.03%	19.40%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.46	%†	2.53%	2.54%	3.72	%†
Ratio of net investment income to average net assets	3.16	%†	0.58%	1.48%	0.75	%†

See footnotes on page 26.

Financial Highlights  (unaudited)

Class C
Six Months Ended June 30, 2006	Year Ended December 31,	July 16, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.69	$9.25	$8.04	$7.14
Income from Investment Operations:
Net investment income	0.15	0.07	0.14	0.07
Net realized and unrealized gain on investments	0.99	0.34	1.71	0.99
Total from Investment Operations	1.14	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.15)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	(0.01)	(0.03)	(0.15)	(0.07)
Return of capital	—	—	(0.04)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.16)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.67	$8.69	$9.25	$8.04

Total Return	13.14%	4.58%	24.02%	15.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$25,25	0	$23,47	8	$31,89	4	$15,91	6
Ratio of expenses to average net assets	2.35	%†	2.35%	2.35%	2.34	%†
Ratio of net investment income to average net assets	3.27	%†	0.76%	1.68%	2.11	%†
Portfolio turnover rate	18.38%	41.09%	29.03%	19.40%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.46	%†	2.53%	2.54%	3.72	%†
Ratio of net investment income to average net assets	3.16	%†	0.58%	1.48%	0.75	%†

See footnotes on page 26.

Financial Highlights  (unaudited)

Class D
Six Months Ended June 30, 2006	Year Ended December 31,	July 16, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.69	$9.25	$8.04	$7.14
Income from Investment Operations:
Net investment income	0.15	0.07	0.14	0.07
Net realized and unrealized gain on investments	0.99	0.34	1.71	0.99
Total from Investment Operations	1.14	0.41	1.85	1.06
Less Distributions:
Distributions from net investment income	(0.15)	(0.07)	(0.14)	(0.07)
Distributions in excess of net investment income	(0.01)	(0.03)	(0.15)	(0.07)
Return of capital	—	—	(0.04)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.16)	(0.97)	(0.64)	(0.16)
Net Asset Value, End of Period	$9.67	$8.69	$9.25	$8.04

Total Return	13.14%	4.58%	24.01%	15.02%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,54	3	$7,34	5	$8,22	4	$3,32	9
Ratio of expenses to average net assets	2.35	%†	2.35%	2.35%	2.34	%†
Ratio of net investment income to average net assets	3.27	%†	0.76%	1.68%	2.11	%†
Portfolio turnover rate	18.38%	41.09%	29.03%	19.40%
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.46	%†	2.53%	2.54%	3.71	%†
Ratio of net investment income to average net assets	3.16	%†	0.58%	1.48%	0.75	%†

See footnotes on page 26.

Financial Highlights  (unaudited)

Class I
Six Months Ended June 30, 2006	Year Ended December 31,	November 24, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.70	$9.28	$8.04	$7.61
Income from Investment Operations:
Net investment income	0.21	0.16	0.15	0.03
Net realized and unrealized gain on investments	0.99	0.33	1.79	0.45
Total from Investment Operations	1.20	0.49	1.94	0.48
Less Distributions:
Distributions from net investment income	(0.21)	(0.16)	(0.15)	(0.02)
Distributions in excess of net investment income	—	(0.04)	(0.19)	(0.01)
Return of capital	—	—	(0.05)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.21)	(1.07)	(0.70)	(0.05)
Net Asset Value, End of Period	$9.69	$8.70	$9.28	$8.04

Total Return	13.80%	5.55%	25.21%	5.49%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,17	1	$86	5	$1,07	7	$31	5
Ratio of expenses to average net assets	1.35	%†	1.35%	1.35%	0.94	%†
Ratio of net investment income to average net assets	4.27	%†	1.76%	2.67%	3.42	%†
Portfolio turnover rate	18.34%	41.09%	29.03%	19.40	%#
Without expense reimbursement:ø
Ratio of expenses to average net assets	2.01	%†	1.68%	2.05%	2.45	%†
Ratio of net investment income to average net assets	3.61	%†	1.43%	1.97%	1.91	%†

See footnotes on page 26.

Financial Highlights  (unaudited)

Class R
Six Months Ended June 30, 2006	Year Ended December 31,	July 16, 2003* to December 31, 2003
2005	2004
Per Share Data:
Net Asset Value, Beginning of Period	$8.69	$9.25	$8.04	$7.14
Income from Investment Operations:
Net investment income	0.17	0.11	0.18	0.09
Net realized and unrealized gain on investments	1.00	0.34	1.71	0.99
Total from Investment Operations	1.17	0.45	1.89	1.08
Less Distributions:
Distributions from net investment income	(0.17)	(0.11)	(0.18)	(0.08)
Distributions in excess of net investment income	(0.01)	(0.03)	(0.14)	(0.08)
Return of capital	—	—	(0.05)	—
Distributions from net realized capital gain	—	(0.87)	(0.31)	(0.02)
Total Distributions	(0.18)	(1.01)	(0.68)	(0.18)
Net Asset Value, End of Period	$9.68	$8.69	$9.25	$8.04

Total Return	13.53%	5.08%	24.55%	15.24%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,11	9	$76	0	$2	2	$1	2
Ratio of expenses to average net assets	1.85	%†	1.85%	1.85%	1.84	%†
Ratio of net investment income to average net assets	3.77	%†	1.26%	2.17%	2.61	%†
Portfolio turnover rate	18.38%	41.09%	29.03%	19.40%
Without expense reimbursement:ø
Ratio of expenses to average net assets	1.96	%†	2.03%	2.05%	3.21	%†
Ratio of net investment income to average net assets	3.66	%†	1.08%	1.97%	1.25	%†

*	Commencement of operations.

**	Commencement of offering of shares.

†	Annualized.

ø	The Manager has waived a portion of its management fee and/or reimbursed certain expenses of the Fund.

#	For the period July 16, 2003 to December 31, 2003.

See Notes to Financial Statements.

Board of Directors

John R. Galvin 1, 3

- Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
- Chairman Emeritus, American Council on Germany

Frank A. McPherson 2, 3

- Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
- Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Chapter of the Nature Conservancy, Oklahoma Medical Research Foundation, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation and Oklahoma Foundation for Excellence in Education

Betsy S. Michel 1, 3

- Trustee, The Geraldine R. Dodge Foundation

William C. Morris

- Chairman, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
- Director, Seligman Data Corp.
- President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

- Counsel, Lewis & Munday, P.C.
- Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
- Director, Kerr-McGee Corporation, Infinity, Inc. and Vibration Control Technologies, LLC
- Lead Outside Director, Digital Ally Inc.
- Director and Chairman, Highland Park Michigan Economic Development Corp.
- Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

- Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

- Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
- Director, CommScope, Inc.

Brian T. Zino

- Director and President, J. & W. Seligman & Co. Incorporated
- Chairman, Seligman Data Corp.
- Director, ICI Mutual Insurance Company, Seligman Advisors, Inc. and Seligman Services, Inc.
- Member of the Board of Governors, Investment Company Institute

Member: 1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

It is with deep sorrow that we mourn the recent death of Alice Stone Ilchman, a respected member since 1990 of the Boards of the Seligman investment companies.

Executive Officers

William C. Morris

Chairman

Brian T. Zino

President and Chief Executive Officer

Eleanor T.M. Hoagland

Vice President and Chief Compliance Officer

Thomas G. Rose

Vice President

Lawrence P. Vogel

Vice President and Treasurer

Frank J. Nasta

Secretary

27

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Fund’s prospectus or statement of additional information.

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This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman LaSalle Monthly Dividend Real Estate Fund, which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing or sending money.

REMD3 6/06

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)            The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)            The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	August 30, 2006

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	August 30, 2006

SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.